Subsequent Events (Details)			12 Months Ended
	Oct. 31, 2023 CAD ($)	Jun. 12, 2023 USD ($)	Sep. 30, 2023 CAD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 08, 2023 CAD ($)	Oct. 20, 2023 CAD ($)	Oct. 13, 2023 CAD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 $ / shares
Subsequent Events [Line Items]
Non-controlling interests			$ (9,206,016)						$ (5,901,084)
Aggregate of principal amount (in Dollars)		$ 44,000,000
PIPE investors			42.80%					42.80%
Conversion price | $ / shares			$ 10							$ 138.68
Equity value			$ 200,000,000	$ 900,000,000
Aggregate shares (in Shares) | shares			855,440					855,440
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0001
Trust account			$ 9,300,000
Prospector shares (in Shares) | shares			6,749,002					6,749,002	6,143,998
Common shares outstanding percentage			69.50%					69.50%
Weighted average price (in Dollars)								$ 12
Warrants [Member]
Subsequent Events [Line Items]
Prospector shares (in Shares) | shares			965,749					965,749
Common Shares [Member]
Subsequent Events [Line Items]
Common shares issued (in Shares) | shares			8,553,434					8,553,434
Common Stock, Shares Outstanding (in Dollars)				$ 20,000,000
Conversion price | $ / shares								$ 10
Weighted average price (in Dollars)								$ 14
Common Shares [Member] | Warrants [Member]
Subsequent Events [Line Items]
Weighted average price (in Dollars)								$ 16
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
PIPE investors			39.00%					39.00%
Conversion price | $ / shares			$ 10.93
Prospector shares (in Shares) | shares			1,338,616					1,338,616
Subsequent Events [Member]
Subsequent Events [Line Items]
Amendments to the credit facility	$ 0					$ 1,500,000	$ 2,500,000
Gain on lease modification	159,263
Total penalties	$ 259,229
Purchase price			$ 57,724
Non-controlling interests			9,508,328
Other component of equity			2,431,688
Reduction of deficit			$ 7,134,364
Subsequent Events [Member] | Top of range [member]
Subsequent Events [Line Items]
Amendments to the credit facility					$ 10,000,000
Percentage of interest			100.00%	100.00%
Subsequent Events [Member] | Bottom of range [member]
Subsequent Events [Line Items]
Amendments to the credit facility					$ 5,000,000
Percentage of interest			60.00%	60.00%
Business Combination [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Prospector shares (in Shares) | shares			1,338,616					1,338,616